CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (28,022)	$ (87,299)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5,990	6,278
Amortization of right-of-use assets	176,382	13,300
Loss on disposal of fixed assets	0	291
Changes in operating assets and liabilities:
Accounts receivable	65,142	14,813
Inventories	162,276	9,228
Prepaid expenses and other current assets	(254,853)	(6,409)
Accounts payables	(706)	0
Accrued expenses and other payables	140,295	(96,775)
Value added and other taxes payable	42,691	0
Net cash (used in)/provided by operating activities	309,195	(146,573)
Cash flows from investing activities:
Proceeds from disposal of available-for-sale investment	0	330,269
Payment of deposit for acquisition	0	(453,776)
Purchase of property, plant and equipment	(5,632)	(7,571)
Net cash on acquisition	4,644	0
Net cash used in investing activities	(988)	(131,078)
Cash flows from financing activities:
Proceeds from Private Placement	50,000	145,000
Payment for cancellation of shares	(50,000)	0
Proceeds from bank loans	663,505	467,849
Repayment of bank loan /short term loan	(460,030)	(198,599)
Advances to the related companies	0	114,413
Repayment from the related companies	(299,010)	(177,904)
Net cash provided by/(used in) financing activities	(95,535)	350,759
Effect of exchange rate changes on cash	(78,872)	(17,695)
Net increase in cash	133,800	55,413
Cash at beginning of year	60,790	5,377
Cash at end of year	194,590	60,790
Supplemental information:
Cash paid for income tax	0	15,309
Cash paid for interests	24,250	10,208
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	$ 1,148,422	$ 312,489